Qualitative and quantitative information on financial risks - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial instruments	€ 1,711	€ 11,110
At fair value
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial instruments	€ 1,711	11,110
Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Potential effects of a shock change on the main currencies, as a percent	5.00%
Interest rate risk
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of increase in short-term interest rates on such floating rate non-current financial liabilities	20.00%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 10,092	8,124
Percentage of decrease in short-term interest rates on such floating rate non-current financial liabilities	20.00%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 7,288	5,774
Interest rate risk | Interest rate swaps | At fair value
Disclosure of financial assets that are either past due or impaired [line items]
(Negative) positive fair value held for hedging	(324)	4,739
Derivative financial instruments	115	4,739
Interest rate risk | Interest rate swaps | Financial Instruments Held For Hedging
Disclosure of financial assets that are either past due or impaired [line items]
Notional amount	€ 82,631	€ 133,962
Bottom of range | Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of hedges arrange to forecast sales in foreign currencies	50.00%
Top of range | Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of hedges arrange to forecast sales in foreign currencies	60.00%